Note 5 - Vessels, net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	-	-	-
— Additions	38,957	-	38,957
— Depreciation	-	(757)	(757)
Balance, December 31, 2014	38,957	(757)	38,200
— Transferred from Advances for Vessels Acquisitions / Under Construction	63,344	-	63,344
— Depreciation	-	(668)	(668)
— Impairment	(3,081)	-	(3,081)
— Disposals	(66,628)	877	(65,751)
Balance, December 31, 2015	32,592	(548)	32,044

On June 20, 2014 Monte Carlo 71 Shipping Company Limited, a wholly owned subsidiary of the Company, acquired from Million Hope Maritime SA, a company affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, M/T Stenaweco Energy, for an aggregate purchase price of $38,250, as per a Memorandum of Agreement signed in February 2014. The Company capitalized expenses of $707, including 1% brokerage commission, relating to the acquisition of the vessel.

On January 29, 2015 and March 31, 2015, the Company sold and leased-back M/T Stenaweco Energy and M/T Stenaweco Evolution respectively (see Note 7) for an aggregate sale price of $28,500 per vessel. The M/T Stenaweco Evolution was sold upon its delivery from the Hyundai Mipo Vinashin shipyard. The sale and leaseback agreements were entered into with non-related parties. Prior to the sale of the M/T Stenaweco Energy, the Company wrote down the vessel to its fair market value, resulting in an impairment charge of $3.1 million. The fair value of the impaired vessel was determined based on a market approach, which consisted of quotations from well-respected brokers regarding vessels with similar characteristics as compared to the Company’s vessel.

On July 15, 2015 the Company took delivery of the M/T Eco Fleet, a 39,000 dwt newbuilding product/chemical tanker and commenced its time charter employment with BP Shipping Limited. The final carrying amount of the vessel amounted to $32,592 and comprised of $31,140 of yard installments and $1,452 of capitalized expenses.